SUPPLEMENT TO THE

PROSPECTUSES

OF

EVERGREEN VARIABLE ANNUITY FUNDS

I.              Evergreen VA International Equity Fund (the “Fund”)

Effective immediately, the Annual Fund Operating Expenses table in the section of the Fund’s Class 1 prospectuses entitled “FEES AND EXPENSES” is replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class 1
Management Fees	0.42%
12b-1 Fees	0.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.67%

1 Effective January 1, 2009, the Fund’s investment advisor has agreed to limit Total Annual Fund Operating Expenses to 0.75% through February 28, 2011.

Effective immediately, the Annual Fund Operating Expenses table in the section of the Fund’s Class 2 prospectuses entitled “FEES AND EXPENSES” is replaced with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Class 2
Management Fees	0.42%
12b-1 Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.92%

1 Effective January 1, 2009, the Fund’s investment advisor has agreed to limit Total Annual Fund Operating Expenses to 0.75% through February 28, 2011.

June 9, 2009	584550 (6/09)